CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income/(loss)	$ (3,529)	$ 1,086		$ 4,615
Adjustments:
Depreciation and amortization	96	62		58
Unrealized loss on derivative contract at fair value	14	0		218
Allowance for expected credit losses	254	500		0
Impairment loss for damaged inventory	0	16		0
Bad trade debts written off	0	2		0
Interest expense	129	103		33
Interest expense on finance lease	4	2		0
Interest expense on lease liability	0	5		0	[1]
Interest income	(384)	(88)		(56)
Changes in operating assets:
(Increase)/decrease in inventories	218	1,624		(2,082)
Decrease/(increase) in margin deposits	(41)	571		559
Decrease/(increase) of accounts and other receivables	9,398	(10,808)		4,146
(Increase)/decrease in deferred offering costs	0	1,129		(1,129)
(Decrease)/increase in accounts and other payables, and accruals	(6,221)	8,253		(8,727)
Decrease in amount due from directors	0	0		0	[1]
Decrease in operating lease liabilities	(37)	(3)		0
Increase/(decrease) in income tax payable	(678)	(645)		419
Cash (used in)/ provided by operating activities	(777)	1,809		(1,946)
Interest received	0	88		56
Purchase of property, plant and equipment	(5)	(296)		(14)
Cash provided by/(used in) investing activities	(5)	(208)		42
Advances from related parties	453	0		0	[1]
Loan to a related party	0	(5,907)		0
Issuance of share capital	0	0	[1]	0	[1]
Dividend paid	0	0		(3,001)
Net proceeds from offering	0	3,151		0
Proceeds from bank borrowings	0	0		575
Proceeds from finance lease	0	144		0
Repayment of bank borrowings	(208)	(155)		(146)
Interest paid	(82)	(28)		(33)
Principal payment of finance lease	(29)	(14)		0
Principal payment of lease liabilities	0	0		(38)
Payment of interest on finance lease	(4)	(2)		0
Payment of interest on lease liabilities	0	0		0	[1]
Cash (used in)/provided by financing activities	130	(2,811)		(2,643)
Net change in cash and cash equivalents	(652)	(1,210)		(4,547)
Cash and cash equivalents as of beginning of the year	1,330	2,540		7,087
Cash and cash equivalents as of the end of the year	678	1,330		2,540
Supplementary Cash Flows Information
Cash paid for taxes	(856)	(791)		(499)
Operating lease asset obtained in exchange for operating lease obligations	0	150		0
Dividend that was offset against loan assumed by shareholder/director	$ 0	$ 0		$ (671)

[1]	Denotes amount less than US$1,000